UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 92.9%
Industrial - 55.3%
Basic - 2.8%
Alpek SAB de CV
4.50%, 11/20/22 (a)	$200	$209,000
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26	67	82,485
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	206,998
Dow Chemical Co. (The)
4.25%, 11/15/20	186	197,727
EI du Pont de Nemours & Co.
2.20%, 5/01/20	91	91,712
6.00%, 7/15/18	150	156,187
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	120,984
Glencore Funding LLC
4.125%, 5/30/23 (a)	100	104,405
4.625%, 4/29/24 (a)	175	186,457
International Paper Co.
3.00%, 2/15/27	125	121,569
Monsanto Co.
2.85%, 4/15/25	155	151,474
Mosaic Co. (The)
5.625%, 11/15/43	65	66,825
Praxair, Inc.
3.55%, 11/07/42	80	76,799
Southern Copper Corp.
3.875%, 4/23/25	180	185,969
Vale Overseas Ltd.
6.25%, 8/10/26	10	11,101
6.875%, 11/21/36	90	100,154
Yamana Gold, Inc.
4.95%, 7/15/24	48	48,782

		2,118,628

Capital Goods - 2.2%
3M Co.
2.25%, 9/19/26	155	147,261
Boeing Co. (The)
6.125%, 2/15/33	55	71,566
Caterpillar, Inc.
3.40%, 5/15/24	310	323,045
General Electric Co.
3.375%, 3/11/24	150	157,668
4.50%, 3/11/44	115	127,289
4.65%, 10/17/21	165	181,746
Series D
5.00%, 1/21/21 (b)	104	109,719
John Deere Capital Corp.
2.65%, 6/10/26	125	122,647
2.80%, 3/06/23	155	157,840

Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	130,997

	Principal Amount (000)	U.S. $ Value
Rockwell Collins, Inc.
1.95%, 7/15/19	$120	$120,376

		1,650,154

Communications - Media - 6.3%
21st Century Fox America, Inc.
3.00%, 9/15/22	405	412,391
8.875%, 4/26/23	125	161,975
CBS Corp.
3.375%, 2/15/28	80	78,528
3.50%, 1/15/25	110	111,762
4.90%, 8/15/44	20	21,229
5.75%, 4/15/20	125	136,780
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	345	370,875
5.375%, 5/01/47 (a)	100	104,105
Comcast Corp.
2.85%, 1/15/23	470	479,471
4.75%, 3/01/44	140	155,907
Cox Communications, Inc.
3.35%, 9/15/26 (a)	298	293,774
Grupo Televisa SAB
6.625%, 3/18/25	210	250,834
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)	390	392,102
Omnicom Group, Inc.
3.60%, 4/15/26	102	103,234
4.45%, 8/15/20	100	106,647
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	68,704
Thomson Reuters Corp.
4.30%, 11/23/23	145	155,676
Time Warner Cable LLC
4.50%, 9/15/42	65	61,556
5.875%, 11/15/40	30	33,168
6.55%, 5/01/37	24	28,456
Time Warner, Inc.
3.60%, 7/15/25	360	363,687
4.00%, 1/15/22	140	148,243
4.70%, 1/15/21	60	64,697
6.25%, 3/29/41	35	42,728
Viacom, Inc.
3.875%, 12/15/21	247	257,310
Walt Disney Co. (The)
0.875%, 7/12/19	165	162,716
1.85%, 7/30/26	160	146,662
Series G
4.125%, 6/01/44	70	73,512

		4,786,729

Communications - Telecommunications - 4.0%
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	153,564
AT&T, Inc.
3.40%, 5/15/25	310	306,184
4.125%, 2/17/26	372	381,594

	Principal Amount (000)	U.S. $ Value
4.50%, 3/09/48	$90	$82,589
4.75%, 5/15/46	189	181,198
4.90%, 8/14/37	150	149,739
5.45%, 3/01/47	60	63,292
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	200	202,500
Telefonica Emisiones SAU
4.103%, 3/08/27	180	188,033
Verizon Communications, Inc.
2.625%, 8/15/26	499	461,590
3.50%, 11/01/24	450	454,442
3.85%, 11/01/42	245	210,761
4.862%, 8/21/46	130	127,778
5.50%, 3/16/47	65	69,561

		3,032,825

Consumer Cyclical - Automotive - 3.0%
American Honda Finance Corp.
1.20%, 7/12/19	265	262,769
Ford Motor Credit Co. LLC
3.336%, 3/18/21	210	215,191
3.81%, 1/09/24	400	407,368
5.875%, 8/02/21	375	418,710
General Motors Co.
4.875%, 10/02/23	50	53,961
General Motors Financial Co., Inc.
3.50%, 7/10/19	230	235,646
3.70%, 5/09/23	255	260,332
4.00%, 1/15/25	46	46,519
4.30%, 7/13/25	50	51,301
5.25%, 3/01/26	75	81,321
Hyundai Capital America
2.55%, 4/03/20 (a)	102	102,285
Nissan Motor Acceptance Corp.
2.25%, 1/13/20 (a)	150	150,847

		2,286,250

Consumer Cyclical - Entertainment - 0.1%
Hasbro, Inc.
5.10%, 5/15/44	70	74,516

Consumer Cyclical - Other - 0.4%
Marriott International, Inc./MD
3.00%, 3/01/19	151	153,212
Owens Corning
7.00%, 12/01/36 (c)	35	44,902
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	115,398

		313,512

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.60%, 5/26/45	70	75,207
6.30%, 10/15/37	100	130,748

		205,955

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 2.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23	$115	$122,782
CVS Health Corp.
2.125%, 6/01/21	160	159,078
3.375%, 8/12/24	250	255,723
Dollar General Corp.
3.25%, 4/15/23	120	122,876
Home Depot, Inc. (The)
4.40%, 3/15/45	105	114,093
5.40%, 9/15/40	130	159,167
5.875%, 12/16/36	30	38,775
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	153,720
Wal-Mart Stores, Inc.
4.00%, 4/11/43	50	52,807
5.25%, 9/01/35	125	153,494
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	193	199,548

		1,532,063

Consumer Non-Cyclical - 15.4%
Abbott Laboratories
3.25%, 4/15/23	400	409,380
4.90%, 11/30/46	135	149,005
AbbVie, Inc.
2.90%, 11/06/22	280	284,704
3.20%, 5/14/26	9	8,980
4.70%, 5/14/45	60	64,760
Allergan Funding SCS
3.00%, 3/12/20	90	92,044
Altria Group, Inc.
3.875%, 9/16/46	80	76,288
4.75%, 5/05/21	440	481,096
Amgen, Inc.
2.70%, 5/01/22	120	121,447
3.125%, 5/01/25	230	232,571
3.45%, 10/01/20	175	182,511
4.40%, 5/01/45	120	125,887
4.663%, 6/15/51	105	113,862
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	300	304,998
3.65%, 2/01/26	476	492,146
4.90%, 2/01/46	135	151,694
BAT International Finance PLC
2.75%, 6/15/20 (a)	70	71,061
Baxalta, Inc.
3.60%, 6/23/22	131	136,321
Becton Dickinson and Co.
2.675%, 12/15/19	37	37,550
3.25%, 11/12/20	79	81,451
3.734%, 12/15/24	17	17,551
Biogen, Inc.
3.625%, 9/15/22	92	96,845
4.05%, 9/15/25	90	96,134
5.20%, 9/15/45	100	115,132

	Principal Amount (000)	U.S. $ Value
BRF GmbH
4.35%, 9/29/26 (a)	$200	$191,090
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	174	178,836
Cardinal Health, Inc.
3.079%, 6/15/24	190	192,177
Celgene Corp.
3.625%, 5/15/24	110	114,959
5.00%, 8/15/45	130	147,906
Conagra Brands, Inc.
3.20%, 1/25/23	32	32,563
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	70	77,323
Gilead Sciences, Inc.
1.85%, 9/04/18	120	120,395
3.50%, 2/01/25	40	41,472
3.65%, 3/01/26	330	343,705
4.60%, 9/01/35	140	152,751
JM Smucker Co. (The)
2.50%, 3/15/20	42	42,484
3.00%, 3/15/22	65	66,343
Johnson & Johnson
4.50%, 9/01/40	65	74,333
Kraft Heinz Foods Co.
3.00%, 6/01/26	150	144,348
3.50%, 6/06/22	215	223,626
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	43,081
3.60%, 2/01/25	41	41,893
McKesson Corp.
4.75%, 3/01/21	140	150,871
7.50%, 2/15/19	105	113,710
Medtronic Global Holdings SCA
1.70%, 3/28/19	90	90,123
Medtronic, Inc.
2.50%, 3/15/20	150	152,565
3.15%, 3/15/22	380	395,960
4.625%, 3/15/45	70	79,466
Merck & Co., Inc.
2.75%, 2/10/25	580	581,520
3.70%, 2/10/45	115	115,652
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (a)	200	198,404
Mylan NV
3.95%, 6/15/26	150	153,267
Mylan, Inc.
4.20%, 11/29/23	95	100,281
PepsiCo, Inc.
4.00%, 5/02/47	110	113,827
4.875%, 11/01/40	170	197,149
Pfizer, Inc.
1.95%, 6/03/21	250	250,168
Philip Morris International, Inc.
2.00%, 2/21/20	400	401,700
4.25%, 11/10/44	75	77,258
Reynolds American, Inc.
4.85%, 9/15/23	40	44,344

	Principal Amount (000)	U.S. $ Value
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	$115	$114,797
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)	200	202,750
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	65,605
Stryker Corp.
2.625%, 3/15/21	193	196,843
4.10%, 4/01/43	75	75,497
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	217	212,940
3.15%, 10/01/26	161	153,169
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	150	150,669
3.60%, 8/15/21	120	125,449
Tyson Foods, Inc.
2.65%, 8/15/19	89	90,232
3.95%, 8/15/24	145	153,815
4.50%, 6/15/22	110	119,846
4.55%, 6/02/47	75	79,524
Whirlpool Corp.
3.70%, 3/01/23	120	124,355
Wyeth LLC
6.00%, 2/15/36	180	234,851
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	190	192,381

		11,681,691

Energy - 7.8%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	45	57,021
Anadarko Petroleum Corp.
3.45%, 7/15/24	35	34,646
6.20%, 3/15/40	35	40,224
Apache Finance Canada Corp.
7.75%, 12/15/29	35	46,038
Boardwalk Pipelines LP
4.95%, 12/15/24	65	69,328
BP Capital Markets PLC
2.75%, 5/10/23	185	186,103
Canadian Natural Resources Ltd.
3.85%, 6/01/27	115	116,090
6.50%, 2/15/37	20	23,992
Cenovus Energy, Inc.
4.25%, 4/15/27 (a)	150	146,604
Chevron Corp.
2.954%, 5/16/26	90	90,156
ConocoPhillips Co.
3.35%, 5/15/25	60	61,328
5.95%, 3/15/46	45	57,765
ConocoPhillips Holding Co.
6.95%, 4/15/29	101	131,288
Devon Energy Corp.
3.25%, 5/15/22	195	196,201

	Principal Amount (000)	U.S. $ Value
Ecopetrol SA
5.875%, 9/18/23-5/28/45	$102	$108,104
Enable Midstream Partners LP
4.40%, 3/15/27	60	60,794
Enbridge Energy Partners LP
4.20%, 9/15/21	100	105,360
5.875%, 10/15/25	60	69,013
Encana Corp.
3.90%, 11/15/21	70	71,758
Energy Transfer LP
3.60%, 2/01/23	125	126,374
4.20%, 4/15/27	75	75,602
6.05%, 6/01/41	35	37,157
Enterprise Products Operating LLC
3.70%, 2/15/26	175	179,707
3.75%, 2/15/25	140	145,410
4.90%, 5/15/46	45	48,572
Halliburton Co.
3.50%, 8/01/23	63	65,154
3.80%, 11/15/25	250	257,867
Hess Corp.
3.50%, 7/15/24	36	35,259
4.30%, 4/01/27	47	46,647
7.875%, 10/01/29	23	28,132
Husky Energy, Inc.
4.00%, 4/15/24	65	66,452
Kerr-McGee Corp.
6.95%, 7/01/24	50	59,104
Kinder Morgan Energy Partners LP
3.45%, 2/15/23	245	248,457
5.30%, 9/15/20	55	59,387
6.375%, 3/01/41	40	45,537
Kinder Morgan, Inc./DE
5.05%, 2/15/46	175	176,900
Marathon Oil Corp.
3.85%, 6/01/25	60	59,747
6.80%, 3/15/32	61	68,812
Marathon Petroleum Corp.
5.125%, 3/01/21	120	130,933
5.85%, 12/15/45	41	43,622
MPLX LP
4.875%, 12/01/24	60	64,455
Nabors Industries, Inc.
5.50%, 1/15/23	153	145,599
Noble Energy, Inc.
3.90%, 11/15/24	100	103,050
4.15%, 12/15/21	65	68,810
Occidental Petroleum Corp.
3.40%, 4/15/26	125	128,302
ONEOK Partners LP
3.375%, 10/01/22	55	55,734
4.90%, 3/15/25	30	32,333
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	176	172,631
4.65%, 10/15/25	90	93,405

Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	215	224,935
5.00%, 10/01/22	55	59,129

	Principal Amount (000)	U.S. $ Value
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	$90	$91,400
5.00%, 3/15/27	85	91,008
Shell International Finance BV
4.375%, 5/11/45	80	84,908
Spectra Energy Partners LP
2.95%, 9/25/18	77	77,758
4.50%, 3/15/45	50	49,755
4.60%, 6/15/21	75	79,618
Suncor Energy, Inc.
6.50%, 6/15/38	27	34,870
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	100	98,532
Valero Energy Corp.
3.40%, 9/15/26	110	108,971
Williams Partners LP
3.60%, 3/15/22	200	205,752
3.90%, 1/15/25	109	111,193
5.80%, 11/15/43	75	83,440

		5,942,233

Services - 2.4%
Amazon.com, Inc.
2.50%, 11/29/22	150	151,780
4.80%, 12/05/34	135	154,784
eBay, Inc.
3.60%, 6/05/27	230	228,160
Moody’s Corp.
2.75%, 7/15/19	229	232,655
4.875%, 2/15/24	100	110,270
S&P Global, Inc.
4.00%, 6/15/25	140	146,887
4.40%, 2/15/26	181	195,645
Total System Services, Inc.
2.375%, 6/01/18	105	105,348
3.80%, 4/01/21	66	68,816
Verisk Analytics, Inc.
5.50%, 6/15/45	60	67,289
Visa, Inc.
2.80%, 12/14/22	300	306,597
4.15%, 12/14/35	70	76,044

		1,844,275

Technology - 8.1%
Activision Blizzard, Inc.
2.60%, 6/15/22	139	139,336
Agilent Technologies, Inc.
3.875%, 7/15/23	180	188,035
Alphabet, Inc.
1.998%, 8/15/26	200	188,528
Analog Devices, Inc.
3.50%, 12/05/26	125	127,272
Apple, Inc.
2.45%, 8/04/26	155	148,890
2.85%, 5/06/21	415	427,433
3.45%, 2/09/45	280	262,931
3.85%, 8/04/46	75	74,796

	Principal Amount (000)	U.S. $ Value
Applied Materials, Inc.
4.35%, 4/01/47	$70	$74,883
Baidu, Inc.
2.875%, 7/06/22	200	201,074
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)	267	274,834
3.875%, 1/15/27 (a)	163	167,328
Cisco Systems, Inc.
5.90%, 2/15/39	45	58,316
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	142	149,952
5.45%, 6/15/23 (a)	59	65,028
6.02%, 6/15/26 (a)	160	178,405
DXC Technology Co.
2.875%, 3/27/20 (a)	104	105,505
Fidelity National Information Services, Inc.
3.875%, 6/05/24	19	20,051
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (d)	50	53,491
HP, Inc.
3.75%, 12/01/20	14	14,675
4.30%, 6/01/21	80	85,054
4.375%, 9/15/21	25	26,683
4.65%, 12/09/21	89	96,255
Intel Corp.
3.70%, 7/29/25	120	126,949
4.90%, 7/29/45	45	52,474
International Business Machines Corp.
2.25%, 2/19/21	275	277,222
3.45%, 2/19/26	150	154,056
Juniper Networks, Inc.
4.35%, 6/15/25	50	52,722
KLA-Tencor Corp.
4.65%, 11/01/24	134	145,429
Lam Research Corp.
2.75%, 3/15/20	115	117,305
Microsoft Corp.
3.45%, 8/08/36	420	420,588
3.70%, 8/08/46	155	153,080
NVIDIA Corp.
2.20%, 9/16/21	150	149,365
Oracle Corp.
3.875%, 7/15/20	250	265,085
3.90%, 5/15/35	255	265,009
QUALCOMM, Inc.
2.25%, 5/20/20	150	151,665
2.60%, 1/30/23	190	191,125
Seagate HDD Cayman
4.25%, 3/01/22 (a)	125	124,231
4.75%, 1/01/25	45	43,642
4.875%, 6/01/27	63	60,271
4.875%, 3/01/24 (a)	25	24,826
Texas Instruments, Inc.
1.75%, 5/01/20	115	115,163

	Principal Amount (000)	U.S. $ Value
Xerox Corp.
2.80%, 5/15/20	$95	$95,423

		6,114,385

Transportation - Railroads - 0.3%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	94,119
Union Pacific Corp.
4.00%, 4/15/47	110	114,410

		208,529

Transportation - Services - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/24 (a)	145	150,250

		41,941,995

Financial Institutions - 32.0%
Banking - 23.4%
American Express Credit Corp.
2.70%, 3/03/22	270	273,829
Series G
2.25%, 8/15/19	180	181,753
Banco Santander SA
3.50%, 4/11/22	200	205,704
Bank of America Corp.
2.881%, 4/24/23	155	155,843
3.824%, 1/20/28	150	153,049
3.875%, 8/01/25	125	130,177
4.00%, 1/22/25	615	632,970
4.10%, 7/24/23	400	425,856
4.20%, 8/26/24	60	62,774
Series G
2.369%, 7/21/21	265	265,753
Barclays PLC
3.65%, 3/16/25	400	401,008
BB&T Corp.
5.25%, 11/01/19	275	294,321
Capital One Bank USA, NA
3.375%, 2/15/23	275	279,199
Capital One Financial Corp.
2.50%, 5/12/20	105	105,856
Capital One NA/Mclean VA
2.35%, 1/31/20	250	251,067
Citigroup, Inc.
2.65%, 10/26/20	285	288,525
3.70%, 1/12/26	285	290,572
3.887%, 1/10/28	435	445,336
4.40%, 6/10/25	280	293,972
Citizens Bank NA/Providence RI
2.25%, 3/02/20	250	250,460
Compass Bank
5.50%, 4/01/20	110	116,750
Cooperatieve Rabobank UA
4.375%, 8/04/25	250	264,365
11.00%, 6/30/19 (a)(b)	130	150,601

	Principal Amount (000)	U.S. $ Value
Credit Suisse Group AG
4.282%, 1/09/28 (a)	$250	$261,505
Deutsche Bank AG
Series G
3.375%, 5/12/21	61	62,243
Discover Bank
3.10%, 6/04/20	250	256,055
Fifth Third Bancorp
3.50%, 3/15/22	31	32,323
Goldman Sachs Group, Inc. (The)
2.905%, 7/24/23	165	165,242
3.75%, 5/22/25-2/25/26	490	501,884
3.85%, 7/08/24	350	364,430
4.25%, 10/21/25	325	338,517
5.95%, 1/15/27	40	46,913
HSBC Holdings PLC
3.90%, 5/25/26	400	416,824
4.041%, 3/13/28	200	209,594
4.375%, 11/23/26	200	209,868
4.875%, 1/14/22	225	247,212
HSBC USA, Inc.
2.75%, 8/07/20	100	102,025
Huntington National Bank (The)
2.00%, 6/30/18	300	300,873
ING Groep NV
3.15%, 3/29/22	200	204,746
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	250	251,497
JPMorgan Chase & Co.
2.295%, 8/15/21	323	322,616
2.776%, 4/25/23	280	281,221
3.125%, 1/23/25	640	640,506
3.22%, 3/01/25	190	192,022
3.782%, 2/01/28	290	297,644
3.875%, 9/10/24	160	166,096
Lloyds Banking Group PLC
4.582%, 12/10/25	200	209,072
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	200	209,442
Morgan Stanley
3.125%, 7/27/26	390	381,818
3.625%, 1/20/27	415	420,138
Series G
3.75%, 2/25/23	120	125,270
4.00%, 7/23/25	103	108,075
5.50%, 7/24/20	395	431,435
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(b)	68	67,852
People’s United Financial, Inc.
3.65%, 12/06/22	83	85,044
PNC Bank NA
2.95%, 1/30/23	250	253,727
Royal Bank of Scotland Group PLC
3.498%, 5/15/23	200	201,992
Santander Holdings USA, Inc.
2.65%, 4/17/20	200	200,540
4.40%, 7/13/27 (a)	153	155,837

	Principal Amount (000)	U.S. $ Value
Standard Chartered PLC
5.70%, 1/25/22 (a)	$200	$218,844
State Street Corp.
4.956%, 3/15/18	240	244,589
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	250	250,145
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 3/06/19 (a)	200	200,066
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	149,840
UBS Group Funding Switzerland AG
4.125%, 4/15/26 (a)	405	428,158
UniCredit SpA
4.625%, 4/12/27 (a)	200	210,814
US Bancorp
Series J
5.30%, 4/15/27 (b)	27	29,047
Wells Fargo & Co.
3.00%, 10/23/26	1,100	1,079,815
3.069%, 1/24/23	118	120,089
3.30%, 9/09/24	200	203,896
Zions Bancorporation
4.50%, 6/13/23	13	13,910

		17,791,051

Brokerage - 0.2%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	115	117,916

Finance - 0.7%
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200	216,600
International Lease Finance Corp.
6.25%, 5/15/19	90	96,436
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	112,392
Synchrony Financial
2.70%, 2/03/20	110	110,835

		536,263

Insurance - 4.5%
ACE Capital Trust II
9.70%, 4/01/30	100	151,319
Allstate Corp. (The)
6.50%, 5/15/57	84	98,948
American International Group, Inc.
8.175%, 5/15/58	65	88,765
Anthem, Inc.
3.125%, 5/15/22	110	113,101
7.00%, 2/15/19	255	274,321
Aon Corp.
8.205%, 1/01/27	100	131,203
Aon PLC
4.60%, 6/14/44	70	74,195
Cigna Corp.
4.00%, 2/15/22	175	185,925
7.875%, 5/15/27	65	87,586

	Principal Amount (000)	U.S. $ Value
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	$42	$59,776
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	100	108,456
6.10%, 10/01/41	45	57,817
Jackson National Life Global Funding
2.50%, 6/27/22 (a)	190	189,073
Lincoln National Corp.
4.85%, 6/24/21	200	216,782
8.75%, 7/01/19	26	29,237
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	201,941
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	55	92,172
Prudential Financial, Inc.
4.50%, 11/15/20	169	181,636
5.375%, 5/15/45	140	151,680
Series B
5.75%, 7/15/33	135	162,099
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	141,046
Swiss Re America Holding Corp.
7.00%, 2/15/26	90	110,998
UnitedHealth Group, Inc.
3.75%, 7/15/25	315	334,911
3.875%, 10/15/20	170	179,404

		3,422,391

REITS - 3.2%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	104,007
Brixmor Operating Partnership LP
3.65%, 6/15/24	150	148,471
EPR Properties
4.75%, 12/15/26	20	20,668
5.25%, 7/15/23	175	188,477
Essex Portfolio LP
3.25%, 5/01/23	56	56,394
3.375%, 1/15/23	125	126,737
HCP, Inc.
3.875%, 8/15/24	150	154,873
Healthcare Trust of America Holdings LP
2.95%, 7/01/22	190	190,642
Hospitality Properties Trust
4.50%, 6/15/23	95	100,459
Mid-America Apartments LP
3.75%, 6/15/24	115	118,217
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	110,004
Realty Income Corp.
3.00%, 1/15/27	50	47,752
5.75%, 1/15/21	210	230,698
Spirit Realty LP
4.45%, 9/15/26	65	62,533

	Principal Amount (000)	U.S. $ Value
VEREIT Operating Partnership LP
3.00%, 2/06/19	$60	$60,645
Vornado Realty LP
5.00%, 1/15/22	215	233,628
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	147,743
Welltower, Inc.
4.00%, 6/01/25	85	89,159
4.25%, 4/01/26	95	100,880
Weyerhaeuser Co.
4.625%, 9/15/23	120	131,496

		2,423,483

		24,291,104

Utility - 5.6%
Electric - 5.0%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	194,556
CMS Energy Corp.
6.25%, 2/01/20	165	181,249
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	106,983
Series 12-A
4.20%, 3/15/42	70	73,628
Consolidated Edison, Inc.
2.00%, 5/15/21	103	102,104
Dominion Energy, Inc.
1.50%, 7/01/20	185	186,645
4.70%, 12/01/44	135	146,165
Series A
1.875%, 1/15/19	150	150,042
Duke Energy Progress LLC
3.00%, 9/15/21	300	309,396
Enel Americas SA
4.00%, 10/25/26	53	53,398
Enel Finance International NV
2.875%, 5/25/22 (a)	200	202,520
Enel Generacion Chile SA
4.25%, 4/15/24	33	34,389
Entergy Corp.
4.00%, 7/15/22	153	161,644
Exelon Corp.
5.10%, 6/15/45	250	284,385
FirstEnergy Corp.
Series B
3.90%, 7/15/27	190	191,932
Florida Power & Light Co.
4.05%, 6/01/42	70	73,618
Georgia Power Co.
2.00%, 3/30/20	150	149,817
NTPC Ltd.
Series E
4.75%, 10/03/22 (a)	200	214,845
Pacific Gas & Electric Co.
3.25%, 9/15/21	217	223,794
PacifiCorp
6.00%, 1/15/39	70	91,043

	Principal Amount (000)	U.S. $ Value
PSEG Power LLC
3.00%, 6/15/21	$160	$163,221
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	150	148,555
Southern Co. (The)
1.85%, 7/01/19	185	184,691
Southern Power Co.
4.15%, 12/01/25	167	176,016

		3,804,636

Natural Gas - 0.6%
GNL Quintero SA
4.634%, 7/31/29 (a)	200	206,963
NiSource Finance Corp.
5.65%, 2/01/45	60	72,604
6.80%, 1/15/19	16	17,060
Southern Co. Gas Capital Corp.
5.25%, 8/15/19	105	111,363

		407,990

		4,212,626

Total Corporates - Investment Grade (cost $68,914,473)		70,445,725

GOVERNMENTS - TREASURIES - 2.8%
United States - 2.8%
U.S. Treasury Bonds
2.50%, 5/15/46	1,480	1,361,831
U.S. Treasury Notes
1.375%, 2/29/20	555	554,046
2.25%, 2/15/27	215	214,295

Total Governments - Treasuries (cost $2,072,987)		2,130,172

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Chile - 0.3%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)	200	198,492

Mexico - 0.7%
Petroleos Mexicanos
3.50%, 1/30/23	295	289,100
4.875%, 1/24/22	95	99,123
5.375%, 3/13/22 (a)	49	52,210
5.625%, 1/23/46	125	114,767
6.75%, 9/21/47	14	14,728

		569,928

Panama - 0.3%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	200	210,500

Total Quasi-Sovereigns (cost $945,250)		978,920

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.5%
Mexico Government International Bond
4.60%, 1/23/46	$200	$198,000
4.75%, 3/08/44	150	151,650

Total Governments - Sovereign Bonds (cost $321,780)		349,650

CORPORATES - NON-INVESTMENT GRADE - 0.3%
Financial Institutions - 0.2%
Banking - 0.1%
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%),	100	86,156

1/30/27 (a) (b) (c)
Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	47,597

		133,753

Industrial - 0.1%
Basic - 0.0%
CF Industries, Inc.
4.95%, 6/01/43	37	31,827

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	59,513

		91,340

Total Corporates - Non-Investment Grade (cost $259,627)		225,093

SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State Street Time Deposit
0.12%, 8/01/17 (cost $1,229,496)	1,229	1,229,496

Total Investments - 99.4% (cost $73,743,613) (e)		75,359,056
Other assets less liabilities - 0.6%		492,132

Net Assets - 100.0%		$75,851,188

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX) CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00%	0.57%	$4,200	$87,992	$18,332

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$1,710	11/16/18	3 Month LIBOR	1.235%	$(5,704)
Citigroup Global Markets, Inc./(CME Group)	1,170	9/09/21	1.132%	3 Month LIBOR	29,272
Citigroup Global Markets, Inc./(CME Group)	1,070	3/27/22	2.058%	3 Month LIBOR	(14,664)
Citigroup Global Markets, Inc./(CME Group)	365	11/21/23	1.933%	3 Month LIBOR	1,572
Citigroup Global Markets, Inc./(CME Group)	215	5/02/34	3 Month LIBOR	3.363%	27,994
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	6,134
Citigroup Global Markets, Inc./(CME Group)	60	5/05/45	3 Month LIBOR	2.562%	13
Citigroup Global Markets, Inc./(CME Group)	60	6/02/46	3 Month LIBOR	2.186%	(4,977)
Citigroup Global Markets, Inc./(CME Group)	690	7/15/46	3 Month LIBOR	1.783%	(118,245)
Citigroup Global Markets, Inc./(CME Group)	270	9/02/46	3 Month LIBOR	1.736%	(47,836)
Citigroup Global Markets, Inc./(CME Group)	50	11/02/46	3 Month LIBOR	2.086%	(5,233)

					$(131,674)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp., 6.250%, 12/15/17, 6/20/19*	1.00%	0.34%	$34	$460	$(173)	$633

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	$79,230
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	28,801

					$108,031

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $8,103,912 or 10.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(d)	Variable rate coupon, rate shown as of July 31, 2017.
(e)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,775,387 and gross unrealized depreciation of investments was $(159,944), resulting in net unrealized appreciation of $1,615,443.

Glossary:

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

INTRCONX – Inter-Continental Exchange

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$70,445,725	$	– 0	–	$70,445,725
Governments - Treasuries		– 0	–	2,130,172		– 0	–	2,130,172
Quasi-Sovereigns		– 0	–	978,920		– 0	–	978,920
Governments - Sovereign Bonds		– 0	–	349,650		– 0	–	349,650
Corporates - Non-Investment Grade		– 0	–	225,093		– 0	–	225,093
Short-Term Investments		– 0	–	1,229,496		– 0	–	1,229,496

Total Investments in Securities		– 0	–	75,359,056		– 0	–	75,359,056

Other Financial Instruments (a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	18,332		– 0	–	18,332
Centrally Cleared Interest Rate Swaps		– 0	–	64,985		– 0	–	64,985
Credit Default Swaps		– 0	–	633		– 0	–	633
Interest Rate Swaps		– 0	–	108,031		– 0	–	108,031
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(196,659)		– 0	–	(196,659)

Total (b)	$	– 0	–	$75,354,378	$	– 0	–	$75,354,378

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Shares

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.8%
Long-Term Municipal Bonds - 96.8%
Alabama - 2.6%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	$2,000	$2,002,780
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,665,058
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	419,080
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	11,009,200
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,295,380
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	10,000	10,984,600
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33-1/01/35	8,500	9,970,710

		51,346,808

Alaska - 0.5%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (Pre-refunded/ETM)	100	114,022
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,298,335

		10,412,357

Arizona - 1.9%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	160	160,183
5.20%, 10/01/37	5,070	5,069,696
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,981,803
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	2,973,132

	Principal Amount (000)	U.S. $ Value
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	$3,875	$4,106,841
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	16,100	18,888,795
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	90	100,211
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	179,358
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,143,650

		36,603,669

California - 6.1%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	110,283
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	14,425	16,451,489
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/33-10/01/36	7,900	9,012,610
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,726,932
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,166,780
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	13,600,650
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	111,370
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	1,700	1,941,995
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	85	101,553

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	$1,000	$1,087,860
Series 2014
5.00%, 1/01/35	1,335	1,301,612
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,025	1,052,091
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,329,900
7.25%, 6/01/43	2,075	2,362,180
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	750	802,972
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	6,405	6,831,893
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	3,000	3,124,680
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b) (c)	730	547,500
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	572,236
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	100	100,102
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,242,276
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	119,688
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	160,804

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	$250	$271,030
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.50%, 9/01/46	1,000	1,049,690
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	115,493
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33-11/01/36	7,000	7,468,055
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,253,410
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,103,840
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	1,250	1,443,662
San Joaquin County Transportation Authority (San Joaquin County Transportation Authority Sales Tax)
Series 2017
5.00%, 3/01/36-3/01/37	5,500	6,532,425
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,600,524
Series 2014B
5.25%, 1/15/44	1,000	1,097,370
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,685,028
State of California
Series 2016
4.00%, 9/01/33-9/01/35	18,000	19,471,290
University of California CA Revenues
5.00%, 5/15/33 (d)	1,000	1,169,000
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	3,375	3,699,810

		118,820,083

Colorado - 1.1%
Centerra Metropolitan District No 1

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 12/01/37	$5,000	$5,182,300
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,257,212
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,058,614
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,330,849
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)	1,000	1,054,260
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	1,000	1,042,930
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,105,610
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)	1,500	1,556,670
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	219,784
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,000	995,750

		21,803,979

Connecticut - 3.7%
Connecticut State Health & Educational Facility Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,476,742
Connecticut State Health & Educational Facility Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (a)	2,475	2,490,767
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,791,400
Series 2013E
5.00%, 8/15/31 (d)	1,000	1,118,980
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	8,139,032
Series 2016B
5.00%, 5/15/22	3,875	4,404,558

	Principal Amount (000)	U.S. $ Value
Series 2016E
5.00%, 10/15/28-10/15/34	$12,845	$14,714,080
Series 2016F
5.00%, 10/15/31	10,205	11,632,271
Series 2017A
5.00%, 4/15/29-4/15/34	10,140	11,632,252
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,580,550

		71,980,632

Delaware - 0.2%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,571,924
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,397,849

		3,969,773

District of Columbia - 0.2%
District of Columbia
5.00%, 7/01/52	1,000	980,530
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	108,944
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,519,727
Series 2016A
5.00%, 6/01/41-6/01/46	1,400	1,500,128
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	579,995

		4,689,324

Florida - 4.9%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	114,053
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,199,792
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46	435	509,102
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,105,010

	Principal Amount (000)	U.S. $ Value
Bexley Community Development District
Series 2016
4.875%, 5/01/47	$ 1,000	$964,190
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,400	1,471,694
6.00%, 7/01/45-7/01/50 (a)	4,015	4,230,303
Central Florida Expressway Authority
Series 2016B
5.00%, 7/01/34	5,500	6,396,445
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,514,023
City of Lakeland FL (Lakeland Regional Medical Center Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,261,153
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,366,480
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	1,000	1,112,740
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,369,600
Series 2015A
5.00%, 10/01/31	1,100	1,268,487
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	1,400	1,316,672
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45 (a)	4,900	3,805,323
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/28-10/01/30	5,450	6,482,101
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32	1,680	1,666,812
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,147,501
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	1,150	1,179,958

	Principal Amount (000)	U.S. $ Value
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	$2,885	$3,155,988
Series 2014
5.00%, 11/15/39	2,000	2,176,540
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,576,400
Series 2016A
5.00%, 7/01/32-7/01/33	8,150	9,528,343
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	80	99,034
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	4,062,892
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,006,547
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,565,350
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,307,499
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,881,945

		94,841,977

Georgia - 2.0%
Cedartown Polk County Hospital Authority
Series 2016
5.00%, 7/01/39	4,000	4,423,520
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,580,319
Series 2014A
5.00%, 1/01/33	1,820	2,083,299
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,922,450
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	12,269,953
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,322,580
Gwinnett County Development Authority (Board of Regents of the University System of Georgia Lease)
Series 2017A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/32-7/01/37	$10,855	$12,577,642

		38,179,763

Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	223,186

Illinois - 12.8%
Chicago Board of Education
Series 2011A
5.00%, 12/01/41	1,170	1,006,504
Series 2012A
5.00%, 12/01/42	5,630	4,842,363
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	8,984,560
Series 2015E
5.125%, 12/01/32	1,000	865,100
Series 2016B
6.50%, 12/01/46	1,900	1,882,577
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,877,687
Series 2016B
5.00%, 1/01/34	5,000	5,774,550
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,612,540
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	38,648,621
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,838,579
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,205,708
City of Chicago IL
Series 2008A
5.00%, 1/01/19	525	527,536
Series 2015A
5.00%, 1/01/19	300	305,388
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (e)	1,050	910,613
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	4,012,884
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b) (c) (f)	3,000	1,620,000
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/19-4/01/36	$465	$459,164
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	420,008
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,105,435
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	3,900	4,241,757
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.20%, 5/15/30	625	613,879
6.33%, 5/15/48	829	802,512
6.44%, 5/15/55	1,998	1,920,856
Series 2016C
2.00%, 5/15/55 (b) (c) (e)	609	26,004
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,852,940
Series 2015
5.25%, 5/15/50	2,000	2,080,120
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/31	11,500	12,643,100
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,189,470
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,674,716
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,605,836
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	5,939,220
Series 2016A
5.00%, 12/01/32	7,000	8,078,770
Series 2016B
5.00%, 1/01/41	3,450	3,908,057
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	13,535,809
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	7,445	7,913,522
Series 2014
5.00%, 5/01/23-5/01/35	16,170	17,275,552
Series 2016
5.00%, 1/01/22-11/01/35	43,960	47,784,207

	Principal Amount (000)	U.S. $ Value
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	$4,264	$4,088,494
Series 2016B
7.00%, 3/01/33	1,869	1,803,735
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,074	1,110,537
5.00%, 3/01/36	2,963	3,064,809
Series 2015B
6.00%, 3/01/36	986	1,050,070

		249,103,789

Indiana - 1.4%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,066,850
5.50%, 8/15/40-8/15/45	3,020	3,205,632
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46 (e)	1,000	1,023,890
5.25%, 9/01/34 (e)	12,775	13,460,506
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,076,980
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,516,305

		27,350,163

Kentucky - 3.1%
Kentucky Economic Development Finance Authority
Series 2010A
6.00%, 6/01/30 (Pre-refunded/ETM)	200	226,728
6.375%, 6/01/40 (Pre-refunded/ETM)	1,525	1,744,661
6.50%, 3/01/45 (Pre-refunded/ETM)	1,000	1,147,510
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/34-8/15/41	13,040	14,298,951
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,695,245
5.50%, 11/15/45	1,000	1,010,400

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40-1/01/45	$10,335	$11,274,488
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,325	4,743,271
5.25%, 6/01/41	1,250	1,400,688
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35	1,750	1,757,927
5.75%, 11/15/45	3,350	3,398,139
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	15,350	17,911,539

		60,609,547

Louisiana - 2.0%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,327,515
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	4,025,710
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010A
6.00%, 10/01/44 (Pre-refunded/ETM)	400	459,912
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,168,901
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/37	22,445	25,747,665
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (c) (f)	2,750	27,500
Series 2014A
7.50%, 7/01/23 (c) (f)	1,250	12,500
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,120	1,246,930
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,135,670

	Principal Amount (000)	U.S. $ Value
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	$1,540	$1,674,679

		38,826,982

Maine - 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	4,630	4,840,665
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,146,160

		5,986,825

Maryland - 0.4%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,682,538
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38	1,000	1,059,250
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	3,245	3,616,682

		8,358,470

Massachusetts - 1.0%
Commonwealth of Massachusetts
NATL Series 2000G
1.62%, 12/01/30 (g)	5,000	4,693,465
Series 2016A
5.00%, 3/01/46	2,000	2,272,900
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,721,692
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	810,381
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,355,625
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,419,371

		19,273,434

	Principal Amount (000)	U.S. $ Value
Michigan - 5.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/32	$4,400	$4,892,404
5.25%, 7/01/39	4,825	5,354,399
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,060	1,124,384
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	130,645
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016D
5.00%, 7/01/36	25,210	28,123,520
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	20,803,182
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C
5.00%, 7/01/18	1,000	1,032,650
Series 2014C-1
5.00%, 7/01/44	1,750	1,876,438
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/29-7/01/34	2,100	2,361,525
Series 2015D-1
5.00%, 7/01/34	2,000	2,245,340
Series 2015D-2
5.00%, 7/01/34	3,400	3,712,834
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35-11/15/36	5,000	5,122,270
5.00%, 11/15/32	3,850	4,429,309
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,245,220
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,713,655
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	2,240	2,482,525

	Principal Amount (000)	U.S. $ Value
Series 2016
9.00%, 12/01/25 (a) (h) (i)	$8,970	$8,423,906
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,045,720
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,532,450

		110,652,376

Minnesota - 0.1%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,146,470
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,194,563

		2,341,033

Mississippi - 0.5%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2016C
5.00%, 8/01/27	7,830	9,489,960

Missouri - 1.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	105,546
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	1,785	1,744,177
6.00%, 11/15/46 (a)	4,400	4,354,592
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,300	1,341,938
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,707,013
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL
1.76%, 9/01/33 (g)	1,025	882,099
NATL Series 1992
1.435%, 12/01/22 (g)	550	510,864
NATL Series 1998A
1.82%, 9/01/33 (g)	3,000	2,582,361
NATL Series 1998B
1.96%, 9/01/33 (g)	1,150	989,868

	Principal Amount (000)	U.S. $ Value
St Louis County Industrial Development Authority (St Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35	$2,000	$2,057,500
5.125%, 12/01/45	4,500	4,614,660

		22,890,618

Montana - 0.1%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,250,148

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,242,071

Nevada - 0.9%
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	2,005,668
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	16,109,940

		18,115,608

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,209,128
Series 2016
5.00%, 1/01/41	1,660	1,856,693

		5,065,821

New Jersey - 8.2%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,207,999
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/32	3,645	4,297,054
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,591,058
Series 2014U
5.00%, 6/15/21	3,500	3,743,075
Series 2015X
5.00%, 6/15/21	15,920	17,025,644
Series 2017B
5.00%, 11/01/20	7,505	8,035,078

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	$735	$766,906
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,111,773
Series 2000B
5.625%, 11/15/30	1,475	1,660,422
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35-7/01/37	4,300	4,954,850
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	108,058
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/30	29,160	31,556,063
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,029,800
New Jersey Turnpike Authority
NATL Series 2000D
1.435%, 1/01/30 (g)	1,175	1,069,994
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	4,023,190
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,605,210
Series 2016A
5.00%, 1/01/33	6,500	7,564,895
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	17,618,300
Series 2017B
5.00%, 1/01/32-1/01/33 (h)	13,540	16,091,829
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	14,660	13,953,535

		159,014,733

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,155,315

New York - 7.4%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,106,600

	Principal Amount (000)	U.S. $ Value
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	$245	$271,335
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	9,020	10,091,756
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/34-2/15/36	28,140	33,309,889
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	5,173,710
Series 2016A
5.00%, 11/15/32	3,440	4,040,177
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (d)	190	218,508
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	76,502
6.70%, 1/01/49	454	460,338
Series 2014B
5.50%, 7/01/20	305	309,533
Series 2014C
2.00%, 1/01/49 (b) (c) (e)	514	87,341
New York City Municipal Water Finance Authority
Series 2017E
5.00%, 6/15/36	7,305	8,695,799
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	109,010
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,663,312
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (d)	500	583,070
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34 (a)	4,200	4,651,164
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,615,828
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.435%, 10/01/36 (g)	3,200	2,840,995
XLCA Series 2004A

	Principal Amount (000)	U.S. $ Value
1.523%, 1/01/39 (g)	$4,100	$3,657,712
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,262,020
Series 2016A
5.00%, 1/01/41	3,800	4,333,900
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	14,288,909
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,107,731
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,381,143
Series 2013-178
5.00%, 12/01/33	5,000	5,746,150
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (d)	1,950	2,299,733
Series 2017B
5.00%, 11/15/35	11,170	13,280,907
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a) (i)	360	330,304
Series 2014B
7.00%, 9/15/44 (a)	410	423,374
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27-9/15/37	2,225	2,226,361
Westchester County Industrial Development Agency (Million Air Two LLC Obligated Group)
Series 2017A
7.00%, 6/01/46 (a)	3,115	3,123,255
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,156,992
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	4,230	4,622,798

		143,546,156

North Carolina – 1.4%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42	4,750	5,468,675

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40	$5,000	$5,190,900
5.00%, 7/01/45	1,000	1,046,480
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/30-10/01/36	10,025	11,842,161
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,339,033
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,797,668

		27,684,917

Ohio - 2.8%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/37-2/15/41	10,200	11,609,478
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	14,185	13,340,851
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)	675	688,156
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	7,500	8,495,475
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	5,240	5,591,866
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,321,137
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,078,101
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	2,500	2,546,225
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	4,840	4,633,574
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)

	Principal Amount (000)	U.S. $ Value
Series 2009A
4.375%, 6/01/33	$3,820	$3,656,236
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)	1,000	1,009,490

		54,970,589

Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority (Oklahoma Capitol Improvement Authority State Lease)
Series 2016
4.00%, 7/01/32-7/01/34	6,645	7,157,241
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,179,979

		8,337,220

Oregon - 0.3%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	410	423,448
State of Oregon
Series 2017L
5.00%, 8/01/34	4,170	5,066,342

		5,489,790

Pennsylvania - 9.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	2,270	2,356,782
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	10,180,475
Cheltenham Township School District
Series 2016B
5.00%, 2/15/39	1,780	2,025,978
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,355,064
Series 2017
5.00%, 8/01/29-8/01/31	12,110	14,181,910
AGM Series 2017A
5.00%, 8/01/33-8/01/34 (h)	13,000	14,930,030
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	5,985,885
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	18,200	19,004,440

	Principal Amount (000)	U.S. $ Value
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	$180	$188,447
Series 2012
5.25%, 1/01/41	1,000	1,016,860
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/34-7/01/37	14,500	16,991,115
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	226,812
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,052,802
5.25%, 1/01/40	4,740	4,759,955
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	5,135	5,370,183
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	277,452
Series 2016A
5.00%, 3/01/37	1,400	1,512,378
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,752,354
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,159,271
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32-5/01/33	4,000	4,583,000
Pennsylvania State University
Series 2016B
5.00%, 9/01/32	2,000	2,385,860
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,466,760
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	14,575,976
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/31-12/01/32	$5,760	$6,814,259
Philadelphia Gas Works Co.
Series 2016
5.00%, 10/01/31-10/01/34	5,300	6,085,013
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	2,878,919
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,440,930
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (a)	12,110	12,232,631
Series 2016B
6.08%, 1/01/26 (a)	1,070	1,046,674
Series 2016C
Zero Coupon, 1/01/36 (a)	2,945	1,037,082
Series 2016D
Zero Coupon, 1/01/57 (a)	61,525	4,071,725
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,435,912

		182,382,934

Puerto Rico -0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	7,195	6,682,356
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	305,242

		6,987,598

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	3,150	3,871,004
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI)
AGM Series 2017A
5.00%, 5/15/28-5/15/29	2,000	2,344,300

		6,215,304

South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,009,860
5.125%, 5/01/48	1,000	1,013,570

	Principal Amount (000)	U.S. $ Value
South Carolina Public Service Authority
Series 2013A
5.00%, 12/01/38	$575	$630,729
Series 2013B
5.00%, 12/01/38	810	888,505
Series 2014B
5.00%, 12/01/38	1,160	1,267,022
Series 2014C
5.00%, 12/01/36	495	544,955
Series 2016A
5.00%, 12/01/34-12/01/36	4,565	5,090,816

		10,445,457

Tennessee - 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)	8,135	7,971,893
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,221,102
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	2,435	2,756,274
Series 2017A
5.00%, 7/01/48	2,335	2,642,846
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42	1,000	1,037,510
5.375%, 12/01/47	800	832,784

		20,462,409

Texas -7.2%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,951,875
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,295,772
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41 (Pre-refunded/ETM)	120	139,543
Series 2013
5.00%, 1/01/42	3,500	3,860,010
Series 2016
5.00%, 1/01/33-1/01/40	6,855	7,803,573
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,597,096

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	$1,965	$2,259,829
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,391,057
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,172,199
City of San Antonio TX Electric & Gas Systems Revenue
Series 2017
5.00%, 2/01/33-2/01/35	9,295	11,050,379
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	557,147
Series 2013
6.00%, 8/15/43	1,000	1,153,100
Series 2016A
5.00%, 8/15/34-8/15/36	4,180	4,877,252
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	1,150	1,211,261
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,648,575
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,348,607
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (d)	400	463,268
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (a)	5,225	5,470,993
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,769,105
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
4.00%, 11/01/36	1,475	1,469,041
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	2,500	2,763,450
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	307,205
North Texas Tollway Authority
Series 2014B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/31	$8,975	$10,233,564
Series 2015A
5.00%, 1/01/35	7,000	7,993,860
Series 2015B
5.00%, 1/01/34	3,500	4,009,495
Series 2016A
5.00%, 1/01/39	4,000	4,587,520
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM)	1,790	2,288,032
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,483,714
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,843,078
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b) (c) (f)	2,180	697,600
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	201,334
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017A
6.625%, 11/15/37	2,500	2,692,700
Series 2017B-3
3.875%, 11/15/22	1,200	1,199,664
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48	6,875	7,178,341
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,122,800
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44	5,025	5,326,614
Series 2009B
5.25%, 11/15/45 (j)	1,075	1,075,097
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,127,292

	Principal Amount (000)	U.S. $ Value
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	$1,000	$1,210,840
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,379,584
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	749,958
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	223,588
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,108,500
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,304,100
7.125%, 1/01/46	2,430	2,627,097
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	75	98,446

		141,323,155

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	85	89,973
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	100	108,818
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	108,122

		306,913

Vermont - 0.3%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	211,890
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,701,210

	Principal Amount (000)	U.S. $ Value
Series 2016B
5.00%, 12/01/37-12/01/38	$4,420	$4,978,813

		6,891,913

Virginia - 0.9%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)	1,000	1,011,840
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,113,140
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,051,733
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	317,625
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	1,999,535
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	6,790	6,437,260
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (d)	550	643,880
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (a)	1,000	1,069,980
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,990,053

		17,635,046

Washington - 0.9%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30	2,235	2,269,844
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,749,064
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)	3,550	3,878,091
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/31-1/01/46 (a)	$2,790	$2,970,487
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	3,215	3,646,196

		18,513,682

West Virginia - 0.2%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004B
1.61%, 2/15/34 (g)	850	765,095
West Virginia Hospital Finance Authority (West Virginia University Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,372,706

		3,137,801

Wisconsin - 1.9%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,611,967
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)	4,985	5,460,619
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)	2,055	2,053,274
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,100,541
Series 2016D
4.05%, 11/01/30	720	737,021
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47 (a)	3,225	3,463,446
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)	7,885	7,724,697
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)	7,350	7,367,566
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (a)	1,550	1,610,776
Wisconsin Public Finance Authority (Rose Villa)

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.75%, 11/15/44	$1,000	$1,052,080
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (a)	545	567,373

		36,749,360

Total Municipal Obligations (cost $1,847,898,201)		1,886,678,688

GOVERNMENTS - TREASURIES - 1.8%
United States - 1.8%
U.S. Treasury Bonds
3.00%, 5/15/47	19,225	19,612,504
U.S. Treasury Notes
2.375%, 5/15/27	14,845	14,951,698

Total Governments - Treasuries (cost $34,891,895)		34,564,202

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (k) (l) (cost $33,243,962)	33,243,962	33,243,962

	Principal Amount (000)
Corporates - Investment Grade - 0.1%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 6/19/17 (m) (n)	$865	865,000
8.00%, 9/10/17 (m)	445	445,000

Total Corporates - Investment Grade (cost $1,310,000)		1,310,000

Total Short-Term Investments (cost $34,553,962)		34,553,962

Total Investments - 100.4% (cost $1,917,344,058) (o)		1,955,796,852
Other assets less liabilities – (0.4)%		(7,547,371)

Net Assets - 100.0%		$1,948,249,481

CENTRALLY CLEARED INTEREST RATE SWAPS
			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$50,000	8/25/22	3 Month LIBOR	2.026%	$(42,070)
Morgan Stanley & Co., LLC/(CME Group)	25,000	8/25/27	3 Month LIBOR	2.399%	(73,931)
Morgan Stanley & Co., LLC/(CME Group)	13,500	8/25/37	3 Month LIBOR	2.564%	(90,346)

					$(206,347)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $134,533,236 or 6.9% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Illiquid security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 02/15/40	12/18/13	$2,886,677	$1,620,000	0.08%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	11/12/13	1,973,785	27,500	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 07/01/23	7/31/14	868,862	12,500	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	5/08/13	2,248,786	697,600	0.04%

(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2017 and the aggregate market value of these securities amounted to $17,992,453 or 0.92% of net assets.
(h)	When-Issued or delayed delivery security.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Variable rate coupon, rate shown as of July 31, 2017.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of April 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 6/19/17	6/15/16	865,000	865,000	0.04%
8.00%, 9/10/17	4/24/17	445,000	445,000	0.02%

(n)	Fair valued by the Adviser.
(o)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,360,085 and gross unrealized depreciation of investments was $(18,907,291), resulting in net unrealized appreciation of $38,452,794.

As of July 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$10,298,335		$114,022		$10,412,357
Arizona		– 0	–	31,373,790		5,229,879		36,603,669
California		– 0	–	102,115,144		16,704,939		118,820,083
Colorado		– 0	–	11,972,069		9,831,910		21,803,979
District of Columbia		– 0	–	3,708,794		980,530		4,689,324
Florida		– 0	–	79,651,088		15,190,889		94,841,977
Illinois		– 0	–	229,986,845		19,116,944		249,103,789
Kentucky		– 0	–	52,747,836		7,861,711		60,609,547
Louisiana		– 0	–	36,618,081		2,208,901		38,826,982
Maryland		– 0	–	7,299,220		1,059,250		8,358,470
Michigan		– 0	–	99,745,945		10,906,431		110,652,376
Missouri		– 0	–	10,119,689		12,770,929		22,890,618
New York		– 0	–	135,401,417		8,144,739		143,546,156
North Carolina		– 0	–	17,310,836		10,374,081		27,684,917
Ohio		– 0	–	48,405,581		6,565,008		54,970,589
Oklahoma		– 0	–	7,157,241		1,179,979		8,337,220
Oregon		– 0	–	5,066,342		423,448		5,489,790
Pennsylvania		– 0	–	169,994,687		12,388,247		182,382,934
South Carolina		– 0	–	8,422,027		2,023,430		10,445,457
Tennessee		– 0	–	10,620,222		9,842,187		20,462,409
Texas		– 0	–	112,371,384		28,951,771		141,323,155
Utah		– 0	–	108,122		198,791		306,913
Vermont		– 0	–	6,680,023		211,890		6,891,913
Virginia		– 0	–	13,571,938		4,063,108		17,635,046
Washington		– 0	–	8,719,551		9,794,131		18,513,682
Wisconsin		– 0	–	13,091,124		23,658,236		36,749,360
Other		– 0	–	434,325,976		– 0	–	434,325,976
Governments - Treasuries		– 0	–	34,564,202		– 0	–	34,564,202
Short-Term Investments:
Investment Companies		33,243,962		– 0	–	– 0	–	33,243,962
Corporates - Investment Grade		– 0	–	– 0	–	1,310,000		1,310,000

Total Investments in Securities		33,243,962		1,701,447,509		221,105,381		1,955,796,852
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(206,347)		– 0	–	(206,347)

Total (b)		$33,243,962		$1,701,241,162		$221,105,381		$1,955,590,505

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates - Investment Grade			Total
Balance as of 4/30/17	$200,397,233			$1,765,000		$202,162,233
Accrued discounts/(premiums)	111,324			– 0	–	111,324
Realized gain (loss)	300,406			– 0	–	300,406
Change in unrealized appreciation/depreciation	2,509,664			– 0	–	2,509,664
Purchases	27,290,987			445,000		27,735,987
Sales	(10,814,233)			(900,000)		(11,714,233)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/17	$219,795,381			$1,310,000		$221,105,381

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$2,484,682		$	– 0	–	$2,484,682

As of July 31, 2017, all Level 3 securities were priced i) by third party vendors, or ii) using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended July 31, 2017 is as follows:

Market Value 4/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$ 14,753	$ 210,400	$ 191,909	$ 33,244	$ 38

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 52.1%
Industrial - 32.1%
Basic - 1.2%
Dow Chemical Co. (The)
8.55%, 5/15/19	$475	$530,466
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	505	546,799

		1,077,265

Capital Goods - 4.2%
Boeing Co. (The)
1.65%, 10/30/20	500	497,960
Caterpillar Financial Services Corp.
1.90%, 3/22/19	115	115,470
2.10%, 1/10/20	435	438,689
Emerson Electric Co.
5.00%, 4/15/19	504	530,601
General Electric Co.
Series G
6.00%, 8/07/19	470	509,847
John Deere Capital Corp.
1.25%, 10/09/19	435	430,754
1.95%, 6/22/20	100	100,369
Rockwell Collins, Inc.
1.95%, 7/15/19	590	591,847
United Technologies Corp.
1.50%, 11/01/19	525	523,456

		3,738,993

Communications - Media - 0.6%
Comcast Corp.
5.70%, 7/01/19	502	540,137

Communications - Telecommunications - 1.9%
AT&T, Inc.
5.80%, 2/15/19	515	546,065
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	560	555,145
Verizon Communications, Inc.
1.375%, 8/15/19	560	555,895

		1,657,105

Consumer Cyclical - Automotive - 4.4%
American Honda Finance Corp.
1.20%, 7/12/19	410	406,548
7.625%, 10/01/18 (a)	150	160,187
BMW US Capital LLC
1.45%, 9/13/19 (a)	190	188,869
1.50%, 4/11/19 (a)	375	374,045
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	200,524
3.336%, 3/18/21	325	333,034
General Motors Financial Co., Inc.
2.40%, 5/09/19	315	316,304
3.10%, 1/15/19	125	126,855

	Principal Amount (000)	U.S. $ Value
3.15%, 1/15/20	$100	$102,022
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	434,213
2.25%, 1/15/19 (a)	155	155,533
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	560	555,022
Toyota Motor Credit Corp.
1.70%, 1/09/19	550	551,012

		3,904,168

Consumer Cyclical - Entertainment - 0.6%
Mattel, Inc.
2.35%, 5/06/19	515	516,457

Consumer Cyclical - Other - 0.6%
Marriott International, Inc./MD
6.75%, 5/15/18	515	534,611

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
2.10%, 12/07/18	285	286,664

Consumer Non-Cyclical - 8.4%
AbbVie, Inc.
2.00%, 11/06/18	545	546,886
Allergan Funding SCS
3.00%, 3/12/20	610	623,853
Amgen, Inc.
5.70%, 2/01/19	515	545,220
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	588,646
Becton Dickinson and Co.
2.133%, 6/06/19	100	100,371
2.675%, 12/15/19	551	559,182
Coca-Cola Co. (The)
1.375%, 5/30/19	565	563,977
Kroger Co. (The)
2.00%, 1/15/19	385	385,158
6.15%, 1/15/20	150	164,279
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	434,330
Molson Coors Brewing Co.
1.45%, 7/15/19	456	451,244
2.25%, 3/15/20 (a)	100	100,272
Mylan NV
2.50%, 6/07/19	545	549,965
Stryker Corp.
2.00%, 3/08/19	560	561,652
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	575	577,565
Tyson Foods, Inc.
1.76% (LIBOR 3 Month + 0.55%), 6/02/20 (b)	475	476,482
2.65%, 8/15/19	150	152,076

		7,381,158

	Principal Amount (000)	U.S. $ Value
Energy - 4.8%
BP Capital Markets PLC
1.676%, 5/03/19	$ 565	$564,582
Chevron Corp.
1.561%, 5/16/19	565	564,830
Enterprise Products Operating LLC
2.85%, 4/15/21	410	415,674
Exxon Mobil Corp.
1.708%, 3/01/19	560	561,433
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	442,939
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	575	578,801
Shell International Finance BV
1.375%, 9/12/19	560	556,920
Williams Partners LP
4.125%, 11/15/20	520	545,938

		4,231,117

Services - 0.6%
eBay, Inc.
2.15%, 6/05/20	575	576,041

Technology - 3.9%
Apple, Inc.
1.70%, 2/22/19	515	516,715
Baidu, Inc.
2.875%, 7/06/22	375	377,014
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.375%, 1/15/20 (a)	550	553,685
Cisco Systems, Inc.
1.60%, 2/28/19	450	450,315
International Business Machines Corp.
1.80%, 5/17/19	100	100,381
1.95%, 2/12/19	420	422,440
Lam Research Corp.
2.80%, 6/15/21	445	454,576
Oracle Corp.
2.25%, 10/08/19	545	552,118

		3,427,244

Transportation - Services - 0.6%
Ryder System, Inc.
3.45%, 11/15/21	500	520,560

		28,391,520

Financial Institutions - 16.9%
Banking - 12.2%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	495	493,203
Bank of America Corp.
5.625%, 7/01/20	100	109,551
Series G
2.369%, 7/21/21	500	501,420
Bank of America NA
2.05%, 12/07/18	250	251,355

	Principal Amount (000)	U.S. $ Value
Capital One Financial Corp.
2.45%, 4/24/19	$140	$140,934
Capital One NA/Mclean VA
1.85%, 9/13/19	425	422,514
Citibank NA
2.10%, 6/12/20	665	667,108
Discover Bank
2.00%, 2/21/18	370	370,540
3.10%, 6/04/20	255	261,176
Fifth Third Bank/Cincinnati OH
2.30%, 3/15/19	425	428,833
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19	465	470,073
Series G
7.50%, 2/15/19	350	379,250
JPMorgan Chase & Co.
2.20%, 10/22/19	250	251,513
6.30%, 4/23/19	535	575,269
KeyBank NA/Cleveland OH
1.60%, 8/22/19	370	368,091
2.35%, 3/08/19	250	252,215
Lloyds Banking Group PLC
3.10%, 7/06/21	585	596,097
Manufacturers & Traders Trust Co.
2.30%, 1/30/19	475	478,781
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	218,881
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	220	220,537
Morgan Stanley
Series G
2.45%, 2/01/19	730	736,183
PNC Bank NA
1.95%, 3/04/19	580	581,763
Santander Holdings USA, Inc.
2.70%, 5/24/19	560	565,169
US Bank NA/Cincinnati OH
1.40%, 4/26/19	585	582,549
Wells Fargo & Co.
2.125%, 4/22/19	125	125,776
2.15%, 1/15/19	110	110,680
Wells Fargo Bank NA
1.75%, 5/24/19	600	600,528

		10,759,989

Finance - 1.3%
AIG Global Funding
2.15%, 7/02/20 (a)	560	561,058
Synchrony Financial
2.60%, 1/15/19	575	578,939

		1,139,997

Insurance - 2.3%
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	360	361,199
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	520	520,172

	Principal Amount (000)	U.S. $ Value
Pricoa Global Funding I
1.45%, 9/13/19 (a)	$560	$553,151
UnitedHealth Group, Inc.
1.70%, 2/15/19	560	560,689

		1,995,211

REITS - 1.1%
American Tower Corp.
2.80%, 6/01/20	440	447,300
Simon Property Group LP
2.50%, 9/01/20	560	568,741

		1,016,041

		14,911,238

Utility - 3.1%
Electric - 3.1%
Dominion Energy, Inc.
Series A
1.875%, 1/15/19	105	105,029
Series B
1.60%, 8/15/19	455	452,133
Edison International
2.125%, 4/15/20	555	556,665
Exelon Corp.
2.45%, 4/15/21	548	547,825
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	560	560,095
Southern Co. (The)
1.85%, 7/01/19	520	519,132

		2,740,879

Total Corporates - Investment Grade (cost $45,888,360)		46,043,637

GOVERNMENTS - TREASURIES - 16.4%
United States - 16.4%
U.S. Treasury Notes
1.50%, 5/15/20-6/15/20
(cost $14,506,673)	14,500	14,506,813

ASSET-BACKED SECURITIES - 13.1%
Autos - Fixed Rate - 6.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	64	64,215
Series 2016-2, Class A4
1.60%, 1/15/21	1,000	994,847
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	166	166,063

	Principal Amount (000)	U.S. $ Value
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19	$22	$21,661
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	90	89,749
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)	1,000	1,000,024
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	19	18,592
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	47	46,672
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	980	979,723
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	128	129,299
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	123	122,774
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	629	628,719
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	1,000	998,833
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	56	56,096
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	4	4,174
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	5	5,025

		5,326,466

Credit Cards - Fixed Rate - 2.3%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	1,984	1,993,322

Other ABS - Fixed Rate - 1.8%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	553	553,972
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)	173	175,345
Series 2017-2, Class A
3.28%, 2/25/26 (a)	836	848,110

		1,577,427

	Principal Amount (000)	U.S. $ Value
Autos - Floating Rate - 1.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.726% (LIBOR 1 Month + 0.50%), 7/15/20 (a) (b)	$142	$142,481
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (a) (b)	169	169,000
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.728% (LIBOR 1 Month + 0.50%), 1/20/20 (b)	1,041	1,042,777

		1,354,258

Credit Cards - Floating Rate - 1.5%
American Express Issuance Trust II
Series 2013-1, Class A
1.506% (LIBOR 1 Month + 0.28%), 2/15/19 (b)	1,200	1,201,891
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.706% (LIBOR 1 Month + 0.48%), 2/15/22 (b)	93	93,211

		1,295,102

Total Asset-Backed Securities (cost $11,519,603)		11,546,575

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
Non-Agency Fixed Rate CMBS - 4.2%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	440,909
Series 2015-GC29, Class A2
2.674%, 4/10/48	1,000	1,012,797
Commercial Mortgage Trust
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	445,612
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	596	582,003
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	437	440,765
Series 2013-C16, Class A2
3.07%, 12/15/46	296	299,028

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	$430	$435,926

		3,657,040

Non-Agency Floating Rate CMBS - 1.6%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.926% (LIBOR 1 Month + 1.70%), 7/15/36 (a) (b)	400	400,637
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.276% (LIBOR 1 Month + 1.05%), 4/15/32 (a) (b)	24	23,872
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.446% (LIBOR 1 Month + 1.22%), 11/15/27 (a) (b)	1,000	997,514

		1,422,023

Total Commercial Mortgage-Backed Securities (cost $5,135,420)		5,079,063

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Risk Share Floating Rate - 3.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.732% (LIBOR 1 Month + 4.50%), 4/25/26 (b) (c)	60	60,374
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M1
2.482% (LIBOR 1 Month + 1.25%), 10/25/28 (b)	81	81,224
Series 2016-HQA1, Class M1
2.982% (LIBOR 1 Month + 1.75%), 9/25/28 (b)	570	573,557
Series 2016-HQA2, Class M1
2.432% (LIBOR 1 Month + 1.20%), 11/25/28 (b)	444	445,679
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 2M1
2.182% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	369	370,067
Series 2016-C02, Class 1M1
3.382% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	1,127	1,142,937
Series 2016-C03, Class 1M1
3.232% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	562	572,980

		3,246,818

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate - 0.7%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	$479	$474,116
Series 4459, Class CA
5.00%, 12/15/34	191	203,140

		677,256

Total Collateralized Mortgage Obligations (cost $3,895,766)		3,924,074

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (d) (e) (cost $134,147)	134,147	134,147

Total Investments - 92.0% (cost $81,079,969) (f)		81,234,309
Other assets less liabilities - 8.0%		7,062,483

Net Assets - 100.0%		$88,296,792

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$6,300	2/26/18	3 Month LIBOR	0.801%	$(12,832)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $12,801,542 or 14.5% of net assets.
(b)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.07% of net assets as of July 31, 2017, is considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.732%, 4/25/26	4/29/16	$60,203	$60,374	0.07%

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $301,107 and gross unrealized depreciation of investments was $(146,767), resulting in net unrealized appreciation of $154,340.

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$46,043,637		$	– 0	–	$46,043,637
Governments - Treasuries		– 0	–	14,506,813			– 0	–	14,506,813
Asset-Backed Securities		– 0	–	10,523,120			1,023,455		11,546,575
Commercial Mortgage-Backed Securities		– 0	–	5,079,063			– 0	–	5,079,063
Collateralized Mortgage Obligations		– 0	–	3,924,074			– 0	–	3,924,074
Short-Term Investments		134,147		– 0	–		– 0	–	134,147

Total Investments in Securities		134,147		80,076,707			1,023,455		81,234,309
Other Financial Instruments (a):
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(12,832)			– 0	–	(12,832)

Total (b)		$134,147		$80,063,875			$1,023,455		$81,221,477

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Total
Balance as of 4/30/17	$1,143,675			$5,289		$1,148,964
Accrued discounts/(premiums)	36			– 0	–	36
Realized gain (loss)	168			(137)		31
Change in unrealized appreciation/depreciation	8,616			142		8,758
Purchases/Payups	– 0	–		– 0	–	– 0	–
Sales/Paydowns	(129,040)			(5,294)		(134,334)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/17	$1,023,455		$	– 0	–	$1,023,455

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$8,616		$	– 0	–	$8,616

As of July 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended July 31, 2017 is as follows:

Market Value 4/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$2,612	$15,063	$17,541	$134	$2

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017